Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 493,054	$ 167,453
Short-term loans from related parties [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	90,024	94,647
Short-term loans from third-party individuals [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 403,030	$ 72,806